[LOGO] PIONEER
                                                                  Investments(R)

Pioneer
Global Telecoms
Fund

ANNUAL REPORT 8/31/01

Table of Contents
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Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               6

Schedule of Investments                                                      10

Financial Statements                                                         13

Notes to Financial Statement                                                 19

Report of Independent Public Accountants                                     24

Trustees, Officers and Service Providers                                     25

Retirement Plans from Pioneer                                                26

Programs and Services for Pioneer Shareowners                                28
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Pioneer Global Telecoms Fund

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Dear Fellow Shareowners,
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As we all work to restore a sense of normalcy to our lives in the wake of
September's terrible events, we at Pioneer extend our heartfelt sympathy to everyone who suffered pain or loss in that tragedy. To those touched directly, we offer a special expression of sympathy.

While the emotional impact of these trying days will stay with us, we are confident that, with time, their economic impact will pass. We base that confidence on Pioneer's 73 years of experience - nearly a third of our nation's history, covering wars and depression, crisis and prosperity.

That same confidence defines our investment outlook. In other moments of national emergency - World War II and the Gulf War, among others -the markets declined at first, then recovered. Investors who abandoned their investment programs during earlier periods of turmoil came to regret that decision when the markets resumed their long-term upward trend.

Shocks from the recent tragedy have set in motion a more abrupt economic slowdown than we had anticipated. More importantly for investors, we think the economy's rebound could be steeper as well, spurred by the strong stimuli of lower interest rates and government spending. We also believe that many global markets will follow a similar pattern.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our only goal has been to help investors achieve their objectives. Over the months and years ahead, we will continue to offer you the high caliber of investment management that our shareowners have enjoyed for more than seven decades.

As always, you can check your Pioneer accounts and find recent fund information at www.pioneerfunds.com. In the meantime, if you are contemplating adjustments to your portfolio in the wake of September's events, we urge you to contact your investment professional.

Respectfully,

/s/ Theresa A. Hamacher

Theresa A. Hamacher
Chief Investment Officer
Pioneer Investment Management, Inc.


                                                                               1
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Pioneer Global Telecoms Fund

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PORTFOLIO SUMMARY 8/31/01
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Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[TABULAR REPRESENTATION OF A PIE CHART DEPICTED IN THE PRINTED MATERIAL.]

U.S. Common Stocks            68%
Depositary Receipts            2%
International Common Stocks   30%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[TABULAR REPRESENTATION OF A BAR CHART DEPICTED IN THE PRINTED MATERIAL.]

United States    68.2%
United Kingdom    8.7%
Germany           3.6%
Japan             3.4%
Spain             2.7%
France            2.5%
Finland           2.2%
Italy             1.7%
South Korea       1.3%
Other             5.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. AT&T Corp.                                 5.96%
 2. BellSouth Corp.                            5.84
 3. SBC Communications, Inc.                   5.77
 4. Sprint Corp. PCS Group                     4.89
 5. AT&T Wireless Group                        4.85
 6. Sprint Corp.                               4.75
 7. Verizon Communications, Inc.               4.70
 8. Qwest Communications International, Inc.   4.21
 9. American Tower Corp.                       3.97
10. Vodafone Group Plc                         3.91

Fund holdings will vary for other periods.


2
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Pioneer Global Telecoms Fund

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PERFORMANCE UPDATE 8/31/01                                      CLASS A SHARES
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Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      8/31/01        12/29/00
                               $6.27          $10.00

Distributions per Share        Income         Short-Term        Long-Term
(12/29/00 - 8/31/01)           Dividends      Capital Gains     Capital Gains
                                   -                -                 -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Telecommunication Services Index.

-------------------------------------------
Cumulative Total Returns
(As of August 31, 2001)

                Net Asset   Public Offering
Period            Value         Price*
Life-of-Class
(12/29/00)       -37.30%        -41.00%
-------------------------------------------

[TABULAR REPRESENTAION OF A MOUNTAIN CHART DEPICTED IN THE PRINTED MATERIAL.]

                                MSCI World
           Pioneer Global   Telecommunication
           Telecoms Fund*    Services Index
12/00           9425              10000
               10160              11231
2/01            8369               9460
                7465               9037
4/01            8322               9703
                7615               8873
6/01            7220               8221
                6805               8408
8/01            5900               7487

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               3
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Pioneer Global Telecoms Fund

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PERFORMANCE UPDATE 8/31/01                                      CLASS B SHARES
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Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      8/31/01        12/29/00
                               $6.23          $10.00

Distributions per Share        Income         Short-Term        Long-Term
(12/29/00 - 8/31/01)           Dividends      Capital Gains     Capital Gains
                                   -                -                 -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Telecommunication Services Index.

------------------------------------
Cumulative Total Returns
(As of August 31, 2001)

                  If          If
Period           Held      Redeemed*
Life-of-Class
(12/29/00)      -37.70%    -40.19%
------------------------------------

[REPRESENTATION OF A MOUNTAIN CHART DEPICTED IN THE PRINTED MATERIAL.]

                               MSCI World
           Pioneer Global   Telecommunication
           Telecoms Fund*    Services Index
12/00          10000              10000
               10770              11231
2/01            8870               9460
                7900               9037
4/01            8800               9703
                8050               8873
6/01            7610               8221
                7180               8408
8/01            5981               7487

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


4
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Pioneer Global Telecoms Fund

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PERFORMANCE UPDATE 8/31/01                                      CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
Per Share                      8/31/01        12/29/00
                               $6.26          $10.00

Distributions per Share        Income         Short-Term        Long-Term
(12/29/00 - 8/31/01)           Dividends      Capital Gains     Capital Gains
                                   -                -                 -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund, at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Telecommunication Services Index.

-------------------------------------------
Cumulative Total Returns
(As of August 31, 2001)

                Net Asset   Public Offering
Period            Value       Price/CDSC*
Life-of-Class
(12/29/00)       -37.40%        -38.64%
-------------------------------------------

[TABULAR REPRESENTATION OF A MOUNTAIN CHART DEPICTED IN THE PRINTED MATERIAL.]

                                  MSCI World
           Pioneer Global     Telecommunication
           Telecoms Fund*      Services Index
12/00          10000               10000
               10780               11231
2/01            8880                9460
                7930                9037
4/01            8840                9703
                8090                8873
6/01            7650                8221
                7220                8408
8/01            6197                7487

* Reflects deduction of the 1% sales charge at the beginning of the period end and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               5
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Pioneer Global Telecoms Fund

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PORTFOLIO MANAGEMENT DISCUSSION 8/31/01
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Telecommunications stocks weathered a steady stream of disappointing earnings during Pioneer Global Telecoms Fund's fiscal year ended August 31, 2001. The announcements came as the telecom industry was contracting - absorbing a supply/demand imbalance generated from years of tremendous, occasionally undisciplined, growth. In the following interview, Senior Vice President of Pioneer Investment Management, Inc., Pavlos M. Alexandrakis, discusses the challenges facing telecommunications companies worldwide and the industry's efforts to regain its footing.

Q: What factors contributed to the sharp correction in prices of telecom stocks?

A: The telecommunications sector is struggling to redefine itself after a decade of technological innovation and the seemingly endless supply of capital. During the 1990s, the rapid introduction of new products promising more power and easier use and affordability created great momentum and unbridled optimism. Investors began to invest heavily, as they pondered what they believed was the industry's limitless potential. With so much money thrown their way in a relatively short period of time, telecom companies did not always spend wisely. For instance, when it came to bidding on the next generation of wireless licenses in the summer of 2000, European wireless telecommunications providers paid excessively for mobile licenses. Their stocks came under selling pressure when investors questioned the large fees these companies were paying.

      With business models under scrutiny, the slightest hint of bad news became a reason to sell across the board - even if the long-term prospects of a company were still quite compelling. In spite of the challenges currently confronting the industry, we believe telecommunications companies will continue to be a major force in shaping the global economy. Today, more than ever, the pressure is on these companies to produce products and services that can deliver real, reliable earnings and strong growth momentum - not just a promise. This thinking has always been at the heart of our research efforts.


6
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Pioneer Global Telecoms Fund

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Q:    How did the telecommunications industry perform relative to other sectors of the global economy?

A: The telecommunications industry was one of the poorest performing sectors for the reporting period. However, within the telecom sector, there were varying degrees of performance. Telecom services held up relatively better than telecom equipment manufacturers, telecom-related software and cable. From a geographic perspective, U.S. telecom companies outperformed foreign telecom companies. Your Fund's significant exposure to telecom services and U.S. telecom stocks proved to be a plus. Nevertheless, performance was disappointing.

      For the abbreviated fiscal year, which encompasses the eight months from the Fund's inception through August 31, 2001, Class A, B and C shares generated returns of -37.30% -37.70% and -37.40%, respectively, at net asset value. The 48 telecommunications funds tracked by Lipper, Inc. turned in performance of -38.29%. (Lipper is an independent firm that tracks mutual fund performance.) The Morgan Stanley Capital International
      (MSCI) World Telecommunication Services Index posted a return of -25.14% for the same period. The fact that the Fund holds a greater diversity of telecom-related stocks, whereas the Index consists only of telecommunication service companies, contributed to the Fund's performance differential relative to this Index.

Q: Could you describe some of the telecom services companies that helped the Fund?

A: BellSouth, Verizon Communications, AT&T and Sprint performed better than many of their peers and exemplify high-quality, well-managed companies that deliver fairly reliable earnings. These U.S.-based companies, which are tightly linked with the business community, have managed to retain some pricing power. We are less optimistic about their European counterparts, such as Fund holdings British Telecom, France Telecom and Deutsche Telekom (Germany), because their near-term financial strength is more in question. Their presence in the Fund has been limited accordingly.


                                                                               7
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Pioneer Global Telecoms Fund

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PORTFOLIO MANAGEMENT DISCUSSION 8/31/01                              (continued)
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      Vodafone Group (United Kingdom) and NTT DoCoMo (Japan), both of which provide wireless telecommunications, struggled during the reporting period. However, they are two of the world's most highly regarded cellular providers, and we remain very enthusiastic about their long-term prospects. In Europe, we're pleased to see regulatory authorities easing restrictions designed to prevent cooperation among telecom companies. In today's tougher economic environment, Europe's telecom operators can share in the cost of major capital expenditures, such as the construction of tower stations.

      We continue to deemphasize communications equipment manufacturers. These companies are at a critical turning point in their maturation as the battle for industry leadership moves to its next phase - the delivery of wireless phones with the ability to perform e-mail and other computing tasks.

Q:    How are you managing the Fund in a slower-growth environment?

A: While we have not made any major changes to the portfolio, we are taking steps to position it for the realities of a weaker global economy. Our investment decisions reflect a more cautious outlook short term and are generally designed to reduce the Fund's risk profile to help limit the impact of market volatility. We're emphasizing companies that tend to do relatively well in a downturn - primarily larger-capitalization businesses with attractively priced stocks.

Q:    Can we expect the telecom sector to recover soon?

A: In the aftermath of September 11, an already weak global economy faces a greater likelihood of tipping into a recession. However, while such an event would likely delay a recovery in telecom stocks, we remain very optimistic about the industry's prospects.

      One does not have to look far for examples of how telecom companies have become an integral part of our lives. From such simple emergencies as requesting roadside service, to the tragic events of September 11, when passengers alerted family and authorities to the hijackings, cell phone usage is skyrocketing. Yet there is not enough system capability to handle this exploding volume. Corporate


8
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Pioneer Global Telecoms Fund

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      budgets may be tighter in the current economic slowdown, but we believe companies are willing to spend on new telecommunication technologies if they reduce costs or increase sales. Finally, we expect new technologies and telecommunication devices to emerge, which will effectively combine the mobility of cellular with the quick access and vast information of the Internet.


                                                                               9
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Pioneer Global Telecoms Fund

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SCHEDULE OF INVESTMENTS 8/31/01
--------------------------------------------------------------------------------

Shares                                                                     Value
           COMMON STOCKS - 100.0%
           Communication Services - 81.3 %
           Cellular/Wireless
           Telecommunications - 23.2%
  4,000    AT&T Wireless Group *                                        $ 62,000
  4,800    China Mobile Ltd. *                                            14,985
  1,300    Crown Castle International Corp. *                             13,247
  1,700    Nextel Communications, Inc. *                                  20,536
  2        NTT DoCoMo, Inc.                                               24,593
  3,000    Sonera Group Plc                                               12,191
  2,500    Sprint Corp. PCS Group *                                       62,450
  3,000    Total Access Communication Public Co., Ltd. *                   5,160
 25,000    Vodafone Group Plc                                             49,909
  1,000    Western Wireless Corp. *                                       30,930
                                                                        --------
                                                                        $296,001
                                                                        --------
           Telecommunications
           (Long Distance) - 14.1%
  4,000    AT&T Corp.                                                   $ 76,160
  3,000    Cable & Wireless, Plc                                          14,657
  4,000    Colt Telecom Group Plc *                                        9,089
  4,500    Global Crossing *                                              19,035
  2,600    Sprint Corp.                                                   60,684
                                                                        --------
                                                                        $179,625
                                                                        --------
           Telephone - 44.0%
    700    Alltel Corp.                                                 $ 40,600
    500    BCE, Inc.                                                      12,372
  2,000    BellSouth Corp.                                                74,600
  1,820    British Telecom Plc                                            11,112
  2,000    BroadWing Inc. *                                               35,920
  3,000    Deutsche Telekom AG                                            45,955
  1,000    France Telecom                                                 32,128
  4,000    Koninklijke KPN NV *                                           11,346
    800    Korea Telecom Corp. (A.D.R.)                                   16,632
  4,000    McLeodUSA, Inc. *                                               5,000
      4    Nippon Telegraph & Telephone Corp. *                           18,192
 15,000    Olivetti S.p.A.                                                22,023
  1,500    Philippine Long Distance Telephone Co. (A.D.R.)                14,325
  2,500    Qwest Communications International, Inc.                       53,750
  1,800    SBC Communications, Inc.                                       73,638


10  The accompanying notes are an integral part of these financial statements.
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Pioneer Global Telecoms Fund

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Shares                                                                     Value
            Telephone - (continued)
  3,000     Telefonica SA *                                           $   34,964
  1,200     Verizon Communications, Inc.                                  60,000
                                                                      ----------
                                                                      $  562,557
                                                                      ----------
            Total Communication Services                              $1,038,183
                                                                      ----------

            Consumer Staples - 2.3%
            Broadcasting
            (Cable/Television/Radio) - 2.3%
    200     Comcast Corp. *                                           $    7,298
    600     Comcast Corp. (Special) *                                     21,978
                                                                      ----------
                                                                      $   29,276
                                                                      ----------
            Total Consumer Staples                                    $   29,276
                                                                      ----------

            Technology - 16.4%
            Communications Equipment - 11.7%
  3,500     American Tower Corp. *                                    $   50,645
     50     Cisco Systems, Inc. *                                            817
    400     Comverse Technology, Inc. *                                   10,056
  2,000     Forthnet SA *                                                 12,000
    800     Lucent Technologies, Inc.                                      5,456
    900     Motorola, Inc.                                                15,660
  1,000     Nokia Oyj                                                     15,637
    400     Northern Telecom Ltd.                                          2,504
  2,004     Riverstone Networks *                                         18,998
  1,300     Tellabs, Inc. *                                               17,316
                                                                      ----------
                                                                      $  149,089
                                                                      ----------
            Computers (Networking) - 1.9%
  2,000     Enterasys Networks, Inc. *                                $   20,300
    300     Juniper Networks, Inc. *                                       4,200
                                                                      ----------
                                                                      $   24,500
                                                                      ----------
            Computers (Peripherals) - 0.7%
    600     EMC Corp. *                                               $    9,273
                                                                      ----------

            Services (Data Processing) - 2.1%
    700     Amdocs Ltd. *                                             $   26,810
                                                                      ----------
            Total Technology                                          $  209,672
                                                                      ----------
            TOTAL COMMON STOCKS
            (Cost $1,765,454) (a)(b)(c)                               $1,277,131
                                                                      ----------


  The accompanying notes are an integral part of these financial statements.  11
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Pioneer Global Telecoms Fund

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SCHEDULE OF INVESTMENTS 8/31/01                                      (continued)
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*     Non-income producing security.

(a) At August 31, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $1,765,454 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                       $  10,993

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                        (499,316)
                                                                      ---------
      Net unrealized loss                                             $(488,323)
                                                                      =========

(b) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

       United States                                                       68.2%
       United Kingdom                                                       8.7
       Germany                                                              3.6
       Japan                                                                3.4
       Spain                                                                2.7
       France                                                               2.5
       Finland                                                              2.2
       Italy                                                                1.7
       South Korea                                                          1.3
       Hong Kong                                                            1.2
       Canada                                                               1.2
       Philippines                                                          1.1
       Greece                                                               0.9
       Netherlands                                                          0.9
                                                                          ------
                                                                          100.0%

(c) At August 1, 2001, the Fund had a capital loss carryforward of $4,940 which will expire in 2009 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2001, aggregated $1,917,043 and $146,649, respectively.


12  The accompanying notes are an integral part of these financial statements.
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Pioneer Global Telecoms Fund

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BALANCE SHEET 8/31/01
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ASSETS:
  Investment in securities, at value (cost $1,765,454)               $1,277,131
  Cash                                                                   21,749
  Foreign currencies                                                     32,021
  Receivables -
    Fund shares sold                                                    145,386
    Dividends, interest and foreign taxes withheld                          472
  Due from Pioneer Investment Management, Inc.                            3,324
  Other                                                                     161
                                                                     ----------
      Total assets                                                   $1,480,244
                                                                     ----------

LIABILITIES:
  Payables -
    Investment securities purchased                                  $   37,184
  Due to affiliates                                                       3,586
  Accrued expenses                                                       41,701
                                                                     ----------
      Total liabilities                                              $   82,471
                                                                     ----------

NET ASSETS:
  Paid-in capital                                                    $1,891,021
  Accumulated net realized loss on investments and
    foreign currency transactions                                        (4,940)
  Net unrealized loss on investments                                   (488,323)
  Net unrealized gain on other assets and liabilities denominated
    in foreign currencies                                                    15
                                                                     ----------
       Total net assets                                              $1,397,773
                                                                     ==========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $893,854/142,631 shares)                         $     6.27
                                                                     ==========
  Class B (based on $425,547/68,311 shares)                          $     6.23
                                                                     ==========
  Class C (based on $78,372/12,520 shares)                           $     6.26
                                                                     ==========

MAXIMUM OFFERING PRICE:
  Class A                                                            $     6.65
                                                                     ==========


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Global Telecoms Fund

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STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 8/31/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $265)      $   4,391
  Interest                                                   3,017
                                                         ---------
    Total investment income                                           $   7,408
                                                                      ---------

EXPENSES:
  Management fees                                        $   6,097
  Transfer agent fees
    Class A                                                  2,785
    Class B                                                    903
    Class C                                                    100
  Distribution fees
    Class A                                                    967
    Class B                                                  1,613
    Class C                                                    616
  Administrative fees                                       20,726
  Custodian fees                                            15,310
  Registration fees                                          9,580
  Professional fees                                         33,879
  Printing                                                  13,492
  Fees and expenses of nonaffiliated trustees                6,675
  Other                                                        840
                                                         ---------
    Total expenses                                                    $ 113,583
    Less management fees waived and expenses
      reimbursed by Pioneer Investment Management, Inc.                (101,177)
                                                                      ---------
    Less fees paid indirectly                                              (128)
    Net expenses                                                      $  12,278
                                                                      ---------
      Net investment loss                                             $  (4,870)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                          $  (4,940)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies          4    $  (4,936)
                                                         ---------    ---------
  Net unrealized gain (loss) from:
    Investments                                          $(488,323)
    Other assets and liabilities denominated in foreign
      currencies                                                15    $(488,308)
                                                         ---------    ---------
    Net loss on investments and foreign currency
      transactions                                                    $(493,244)
                                                                      ---------
    Net decrease in net assets resulting from operations              $(498,114)
                                                                      =========


14  The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 8/31/01

                                                                        12/29/00 to
FROM OPERATIONS:                                                          8/31/01
Net investment loss                                                     $   (4,870)
Net realized loss on investments and foreign currency transactions          (4,936)
Net unrealized loss on investments and foreign currency
  transactions                                                            (488,308)
                                                                        ----------
    Net decrease in net assets resulting from operations                $ (498,114)
                                                                        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $1,864,478
Cost of shares repurchased                                                (268,591)
                                                                        ----------
    Net increase in net assets resulting from fund share transactions   $1,595,887
                                                                        ----------
    Net increase in net assets                                          $1,097,773
NET ASSETS:
Beginning of period (initial capitalization - 30,000 shares)               300,000
                                                                        ----------
End of period (including accumulated net investment loss of $0)         $1,397,773
                                                                        ==========

CLASS A*                                                 '01 Shares   '01 Amount
Shares sold                                                166,113     $1,343,519
Less shares repurchased                                    (33,482)      (232,689)
                                                           -------     ----------
    Net increase                                           132,631     $1,110,830
                                                           =======     ==========

CLASS B*
Shares sold                                                 61,831     $  497,626
Less shares repurchased                                     (3,520)       (33,078)
                                                           -------     ----------
    Net increase                                            58,311     $  464,548
                                                           =======     ==========

CLASS C*
Shares sold                                                  2,927     $   23,333
Less shares repurchased                                       (407)        (2,824)
                                                           -------     ----------
    Net increase                                             2,520     $   20,509
                                                           =======     ==========

* Fund shares were first publicly offered on January 2, 2001.


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 8/31/01
--------------------------------------------------------------------------------

                                                                     12/29/00 to
CLASS A(a)                                                             8/31/01
Net asset value, beginning of period                                   $ 10.00
                                                                       -------
Decrease from investment operations:
  Net investment loss                                                  $ (0.01)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                    (3.72)
                                                                       -------
       Net decrease from investment operations                         $ (3.73)
                                                                       -------
Net decrease in net asset value                                        $ (3.73)
                                                                       -------
Net asset value, end of period                                         $  6.27
                                                                       =======
Total return*                                                           (37.30)%
Ratio of net expenses to average net assets +                             1.77%**
Ratio of net investment loss to average net assets +                     (0.56)%**
Portfolio turnover rate                                                     19%
Net assets, end of period (in thousands)                               $   894
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
    Net expenses                                                         18.16%**
    Net investment loss                                                 (16.95)%**
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
    Net expenses                                                          1.75%**
    Net investment loss                                                  (0.54)%**

(a)   Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.


16  The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 8/31/01
--------------------------------------------------------------------------------

                                                                     12/29/00 to
CLASS B(a)                                                             8/31/01
Net asset value, beginning of period                                   $ 10.00
                                                                       -------
Decrease from investment operations:
  Net investment loss                                                  $ (0.03)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                    (3.74)
                                                                       -------
      Net decrease from investment operations                          $ (3.77)
                                                                       -------
Net decrease in net asset value                                        $ (3.77)
                                                                       -------
Net asset value, end of period                                         $  6.23
                                                                       =======
Total return*                                                           (37.70)%
Ratio of net expenses to average net assets +                             2.62%**
Ratio of net investment loss to average net assets +                     (1.42)%**
Portfolio turnover rate                                                     19%
Net assets, end of period (in thousands)                               $   426
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
    Net expenses                                                         18.31%**
    Net investment loss                                                 (17.11)%**
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
    Net expenses                                                          2.60%**
    Net investment loss                                                  (1.40)%**

(a)   Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.  17

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 8/31/01
--------------------------------------------------------------------------------

                                                                     12/29/00 to
CLASS C(a)                                                             8/31/01
Net asset value, beginning of period                                   $ 10.00
                                                                       -------
Decrease from investment operations:
  Net investment loss                                                  $ (0.04)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                    (3.70)
                                                                       -------
       Net decrease from investment operations                         $ (3.74)
                                                                       -------
Net decrease in net asset value                                        $ (3.74)
                                                                       -------
Net asset value, end of period                                         $  6.26
                                                                       =======
Total return*                                                           (37.40)%
Ratio of net expenses to average net assets +                             2.11%**
Ratio of net investment loss to average net assets +                     (0.85)%**
Portfolio turnover rate                                                     19%
Net assets, end of period (in thousands)                               $    78
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
    Net expenses                                                         21.55%**
    Net investment loss                                                 (20.29)%**
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
    Net expenses                                                          2.10%**
    Net investment loss                                                  (0.84)%**

(a)   Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.


18  The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/01
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Telecoms (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on September 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc. (PFD). The investment objectives of the Fund is to seek capital growth by investing primarily in equity securities of U.S. and non-U.S. telecommunications companies.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/01                                (continued)
--------------------------------------------------------------------------------

      last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes at the applicable country rates. Temporary cash investments are valued at amortized cost.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

      By investing primarily in telecommunications companies, the Fund has the risks associated with concentrating its investments in industries that are part of the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in any one region. The Fund is non-diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.    Forward Foreign Currency Contracts

      The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      As of August 31, 2001, the Fund had no outstanding portfolio or settlement hedges.

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At August 31, 2001, the Fund reclassified $4 and $4,866 from accumulated net realized loss on investments and foreign currency transactions and paid in capital, respectively, to accumulated net investment loss. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/01                                (continued)
--------------------------------------------------------------------------------

E.    Fund Shares

      The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $2,344 in underwriting commissions on the sale of Fund shares during the period ended August 31, 2001.

F.    Class Allocations

      Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and if necessary to limit other operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2001,

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

$2,351 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $543 in transfer agent fees payable to PIMSS at August 31, 2001.

74. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $692 in distribution fees payable to PFD at August 31, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended August 31, 2001, CDSCs in the amount of $136 were paid to PFD.

5. Expense Offsets

The fund has entered into certain directed brokerage and expense offset arrangements that may result in a reduction in the Fund's total expenses. For the period ended August 31, 2001, the Fund's expenses were reduced by $128 under such agreements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Global Telecoms Fund:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Global Telecoms Fund as of August 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global Telecoms Fund as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
October 5, 2001


24  The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
Mary K. Bush                    David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.         Vincent Nave, Treasurer
Margaret B.W. Graham            Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Public Accountants
Arthur Andersen LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 701/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) - IRA Plan

Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.


Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.


Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.                                10646-00-1001
60 State Street                              (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                   [RECYCLED LOGO] Printed on Recycled Paper